Summary of all Employee Stock Option Activity (Detail) (Employee Stock Option, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Employee Stock Option
Number of Shares
Beginning of year	1,916,416	5,102,888
Antidilution adjustment		97,387	[1]
Deduct:
Exercised	(1,913,552)	(3,283,859)
Forfeited	(2,864)	0
End of year	0	1,916,416
Exercisable, end of year	0	1,916,416
Weighted Average Exercise Price
Beginning of year	$ 11.31	$ 9.31
Exercised	$ 11.31	$ 7.87
Forfeited	$ 11.28	$ 0.00
End of year	$ 0.00	$ 11.31
Exercisable, end of year	$ 0.00	$ 11.31

[1]	During the fourth quarter 2010, we declared a $1.00 per common share special cash dividend to shareholders of record at the close of business on December 20, 2010. Since the holders of the outstanding stock option awards were not entitled to receive the cash dividend, we were required to increase the number of shares and reduce the exercise price of any of our then outstanding stock option awards in accordance with the antidilution provisions of our incentive plans.